CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Revenue	$ 863,438	$ 670,171	$ 1,402,300
Total Cost of Revenue	(1,380,600)	(702,679)	(79,150)
Gross profit	(517,162)	(32,508)	1,323,150
Operating expenses:
Sales and marketing	(35,000)	0	0
General and administrative	(2,156,063)	(10,351,357)	(1,156,574)
Provision for doubtful accounts	(3,138)	(1,750,909)	0
(Loss)/income on disposal of intangible assets	(29,968)	121,020	0
Impairment loss of intangible assets		(1,292,568)	(835,344)
Impairment loss of goodwill	0		0
Total operating expenses	(5,368,222)	(13,273,814)	(1,991,918)
Operating loss from continuing operations	(5,885,384)	(13,306,322)	(668,768)
Interest income, net	5,118	1,083	7,983
Other income/(expenses), net	1,248	(143)	(32,533)
Loss from disposal of subsidiaries	(4,664)	0	0
Loss before provision for income taxes		(13,305,382)	(693,318)
Income tax benefits	248,711	0	0
Loss from continuing operations	(5,634,971)	(13,305,382)	(693,318)
Discontinued operations:
Loss from discontinued operations		(8,360,322)	(957,955)
Net loss	(5,600,000)	(21,665,704)	(1,651,273)
Numerator
Net loss attributable to holders of ordinary shares of Mercurity Fintech Holding Inc.	(5,634,971)	(21,665,704)	(1,651,273)
Continuing operations	$ (5,634,971)	(13,305,382)	(693,318)
Discontinued operations		$ (8,360,322)	$ (957,955)
Denominator
Weighted average shares used in calculating basic net loss per ordinary share	14,435,674	9,720,934	6,689,704
Weighted average shares used in calculating diluted net loss per ordinary share	14,435,674	9,720,934	6,689,704
Net Loss per ordinary share
Basic	$ (0.39)	$ (2.23)	$ (0.25)
Diluted	(0.39)	(2.23)	(0.25)
Net Loss per ordinary share from continuing operation
Basic	(0.39)	(1.37)	(0.10)
Diluted	$ (0.39)	(1.37)	(0.10)
Net Loss per ordinary share from discontinued operation
Basic		(0.86)	(0.14)
Diluted		$ (0.86)	$ (0.14)
Technical services
Total Revenue	$ 0	$ 5,864	$ 1,402,300
Total Cost of Revenue	0	0	(79,150)
Cryptocurrency mining
Total Revenue	783,438	664,307	0
Total Cost of Revenue	(1,361,600)	(702,679)	0
Consultation services
Total Revenue	80,000	0	0
Total Cost of Revenue	$ (19,000)	$ 0	$ 0